Receivables, net	12 Months Ended
Dec. 31, 2012
Receivables, net
Receivables, net

Note 7—Receivables, net

        "Receivables, net" consisted of the following:

	December 31,
($ in millions)	2012	2011
Trade receivables	8,233	7,750
Other receivables	801	764
Allowance	(271)	(227)

	8,763	8,287
Unbilled receivables, net:
Costs and estimated profits in excess of billings	3,955	3,503
Advance payments consumed	(1,143)	(1,017)

	2,812	2,486

Total	11,575	10,773

        "Trade receivables" in the table above includes contractual retention amounts billed to customers of $390 million and $381 million at December 31, 2012 and 2011, respectively. Management expects that the substantial majority of related contracts will be completed and the substantial majority of the billed amounts retained by the customer will be collected. Of the retention amounts outstanding at December 31, 2012, 72 percent and 19 percent are expected to be collected in 2013 and 2014, respectively. "Other receivables" in the table above consists of value added tax, claims, rental deposits and other non-trade receivables.

        "Costs and estimated profits in excess of billings" in the table above represents revenues earned and recognized for contracts under the percentage-of-completion or completed-contract method of accounting. Management expects that the majority of the amounts will be collected within one year of the respective balance sheet date.

        The reconciliation of changes in the allowance for doubtful accounts is as follows:

($ in millions)	2012	2011	2010
Balance at January 1,	227	215	312
Additions	155	157	119
Deductions	(113)	(131)	(216)
Exchange rate differences	2	(14)	—

Balance at December 31,	271	227	215

        At December 31, 2012 and 2011, the gross amounts of, and doubtful debt allowance for, trade receivables (excluding those with a contractual maturity of one year or less) and other receivables (excluding tax and other receivables which are not considered to be of a financing nature) were as follows:

	December 31, 2012			December 31, 2011
($ in millions)	Trade receivables (excluding those with a contractual maturity of one year or less)	Other receivables	Total	Trade receivables (excluding those with a contractual maturity of one year or less)	Other receivables	Total
Recorded gross amount:
—Individually evaluated for impairment	335	128	463	252	108	360
—Collectively evaluated for impairment	326	87	413	282	129	411

Total	661	215	876	534	237	771

Doubtful debt allowance:
—From individual impairment evaluation	(42)	(5)	(47)	(41)	(5)	(46)
—From collective impairment evaluation	(11)	—	(11)	(9)	—	(9)

Total	(53)	(5)	(58)	(50)	(5)	(55)

Recorded net amount	608	210	818	484	232	716

        Changes in the doubtful debt allowance for trade receivables (excluding those with a contractual maturity of one year or less) were as follows:

($ in millions)	2012	2011
Balance at January 1,	50	37
Reversal of allowance	(7)	(13)
Additions to allowance	16	36
Amounts written off	(1)	(3)
Exchange rate differences	(5)	(7)

Balance at December 31,	53	50

        Changes in the doubtful debt allowance for "Other receivables" in 2012 and 2011, were not significant.

        The Company has a group-wide policy on the management of credit risk. The policy includes a credit assessment methodology to assess the creditworthiness of customers and assign to those customers a risk category on a scale from "A" (lowest likelihood of loss) to "E" (highest likelihood of loss), as shown in the following table:

Equivalent Standard & Poor's rating
Risk category:
A	AAA to AA-
B	A+ to BBB-
C	BB+ to BB-
D	B+ to CCC-
E	CC+ to D

        Third-party agencies' ratings are considered, if available. For customers where agency ratings are not available, the customer's most recent financial statements, payment history and other relevant information are considered in the assignment to a risk category. Customers are assessed at least annually or more frequently when information on significant changes in the customers' financial position becomes known. In addition to the assignment to a risk category, a credit limit per customer is set.

        The following table shows the credit risk profile, on a gross basis, of trade receivables (excluding those with a contractual maturity of one year or less) and other receivables (excluding tax and other receivables which are not considered to be of a financing nature) based on the internal credit risk categories which are used as a credit quality indicator:

	December 31, 2012			December 31, 2011
($ in millions)	Trade receivables (excluding those with a contractual maturity of one year or less)	Other receivables	Total	Trade receivables (excluding those with a contractual maturity of one year or less)	Other receivables	Total
Risk category:
A	279	156	435	251	196	447
B	238	27	265	134	18	152
C	90	30	120	122	20	142
D	48	1	49	22	1	23
E	6	1	7	5	2	7

Total gross amount	661	215	876	534	237	771

        The following table shows an aging analysis, on a gross basis, of trade receivables (excluding those with a contractual maturity of one year or less) and other receivables (excluding tax and other receivables which are not considered to be of a financing nature):

	December 31, 2012
	Past due
($ in millions)	0 - 30 days	30 - 60 days	60 - 90 days	> 90 days and not accruing interest	> 90 days and accruing interest	Not due at December 31, 2012(1)	Total
Trade receivables (excluding those with a contractual maturity of one year or less)	83	3	4	38	14	519	661
Other receivables	3	3	2	10	1	196	215

Total gross amount	86	6	6	48	15	715	876

	December 31, 2011
	Past due
($ in millions)	0 - 30 days	30 - 60 days	60 - 90 days	> 90 days and not accruing interest	> 90 days and accruing interest	Not due at December 31, 2011(1)	Total
Trade receivables (excluding those with a contractual maturity of one year or less)	73	6	5	49	6	395	534
Other receivables	4	1	1	15	3	213	237

Total gross amount	77	7	6	64	9	608	771

(1)
Trade receivables (excluding those with a contractual maturity of one year or less) principally represent contractual retention amounts that will become due subsequent to the completion of the respective long-term contract.